THE ALGER INSTITUTIONAL FUNDS

                         SUPPLEMENT DATED JULY 10, 2006
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006


         The following updates the information in the Statement of Additional Information regarding the Trust's portfolio managers.


         The following line item is added to the table under "Other Accounts Managed by Portfolio Managers" on page 23 of the Statement of Additional
Information:

Andrew Silverberg 3($1,198.0)               ---               ---